Investment Objectives and Goals	Nov. 18, 2025
Large Cap Index Fund | SIIT LARGE CAP INDEX FUND
Prospectus [Line Items]
Risk/Return [Heading]	Large Cap Index Fund
S&P 500 Index Fund | SIIT S&P 500 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	S&P 500 Index Fund
Extended Market Index Fund | SIIT Extended Market Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Extended Market Index Fund